BASIC AND DILUTED LOSS PER COMMON SHARE	12 Months Ended
Dec. 31, 2024
BASIC AND DILUTED LOSS PER COMMON SHARE
BASIC AND DILUTED LOSS PER COMMON SHARE
12.	BASIC AND DILUTED LOSS PER COMMON SHARE

	Year ended December 31,
	2024	2023
Loss and comprehensive loss for the year ($)	(50,268,354)	(79,890,763)
Loss per share – basic and diluted ($)	(0.26)	(0.45)
Basic weighted average number of common shares outstanding	194,032,544	178,363,103
Effect of outstanding securities	—	—
Diluted weighted average number of common shares outstanding	194,032,544	178,363,103

For the years ended December 31, 2024 and 2023, the Company incurred net loss and comprehensive loss. As such, diluted loss per share excludes any potential conversion of 10,556,750 (2023 – 12,279,125) share purchase options as they are anti-dilutive.